Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans and Allowance for Credit Losses, Loans Outstanding
Table 6.1 presents total loans outstanding by portfolio segment and class of financing receivable. Outstanding balances include a total net reduction of $4.4 billion and $3.8 billion at December 31, 2016 and 2015, respectively, for unearned income, net deferred loan fees, and unamortized discounts and premiums. Outstanding balances at December 31, 2016 also reflect the acquisition of various loans and capital leases from GE Capital as described in Note 2 (Business Combinations).

Table 6.1: Loans Outstanding

	December 31,
(in millions)	2016	2015	2014	2013	2012
Commercial:
Commercial and industrial	$330,840	299,892	271,795	235,358	223,703
Real estate mortgage	132,491	122,160	111,996	112,427	106,392
Real estate construction	23,916	22,164	18,728	16,934	16,983
Lease financing	19,289	12,367	12,307	12,371	12,736
Total commercial	506,536	456,583	414,826	377,090	359,814
Consumer:
Real estate 1-4 family first mortgage	275,579	273,869	265,386	258,507	249,912
Real estate 1-4 family junior lien mortgage	46,237	53,004	59,717	65,950	75,503
Credit card	36,700	34,039	31,119	26,882	24,651
Automobile	62,286	59,966	55,740	50,808	45,998
Other revolving credit and installment	40,266	39,098	35,763	43,049	42,473
Total consumer	461,068	459,976	447,725	445,196	438,537
Total loans	$967,604	916,559	862,551	822,286	798,351

Our foreign loans are reported by respective class of financing receivable in the table above. Substantially all of our foreign loan portfolio is commercial loans. Loans are classified as foreign primarily based on whether the borrower’s primary address is outside of the United States. Table 6.2 presents total commercial foreign loans outstanding by class of financing receivable.

Table 6.2: Commercial Foreign Loans Outstanding

	December 31,
(in millions)	2016	2015	2014	2013	2012
Commercial foreign loans:
Commercial and industrial	$55,396	49,049	44,707	41,547	37,148
Real estate mortgage	8,541	8,350	4,776	5,328	52
Real estate construction	375	444	218	187	79
Lease financing	972	274	336	338	312
Total commercial foreign loans	$65,284	58,117	50,037	47,400	37,591

Loans and Allowance for Credit Losses, Significant Activity
Table 6.3 summarizes the proceeds paid or received for purchases and sales of loans and transfers from loans held for investment to mortgages/loans held for sale at lower of cost or fair value. This loan activity primarily includes loans purchased and sales of whole loan or participating interests, whereby we receive or transfer a portion of a loan after origination. The table excludes PCI loans and loans recorded at fair value, including loans originated for sale because their loan activity normally does not impact the allowance for credit losses.

Table 6.3: Loan Purchases, Sales, and Transfers

				Year ended December 31,
	2016			2015
(in millions)	Commercial (1)	Consumer (2)	Total	Commercial	Consumer (2)	Total
Purchases	$32,710	5	32,715	13,674	340	14,014
Sales	(1,334)	(1,486)	(2,820)	(1,214)	(160)	(1,374)
Transfers to MHFS/LHFS	(306)	(6)	(312)	(91)	(16)	(107)

(1)	Purchases include loans and capital leases from the GE Capital business acquisitions as described in Note 2 (Business Combinations).

(2)
Excludes activity in government insured/guaranteed real estate 1-4 family first mortgage loans. As servicer, we are able to buy delinquent insured/guaranteed loans out of the Government National Mortgage Association (GNMA) pools, and manage and/or resell them in accordance with applicable requirements. These loans are predominantly insured by the Federal Housing Administration (FHA) or guaranteed by the Department of Veterans Affairs (VA). Accordingly, these loans have limited impact on the allowance for loan losses.

Loans and Allowance for Credit Losses, Commitments to Lend
The contractual amount of our unfunded credit commitments, including unissued standby and commercial letters of credit, is summarized by portfolio segment and class of financing receivable in Table 6.4. The table excludes the issued standby and commercial letters of credit and temporary advance arrangements described above.
Table 6.4: Unfunded Credit Commitments

(in millions)	Dec 31, 2016	Dec 31, 2015
Commercial:
Commercial and industrial	$319,662	296,710
Real estate mortgage	7,833	7,378
Real estate construction	18,840	18,047
Lease financing	16	—
Total commercial	346,351	322,135
Consumer:
Real estate 1-4 family first mortgage	33,498	34,621
Real estate 1-4 family junior lien mortgage	41,431	43,309
Credit card	101,895	98,904
Other revolving credit and installment	28,349	27,899
Total consumer	205,173	204,733
Total unfunded credit commitments	$551,524	526,868

Loans and Allowance for Credit Losses, Allowance for Credit Losses
Table 6.5 presents the allowance for credit losses, which consists of the allowance for loan losses and the allowance for unfunded credit commitments.

Table 6.5: Allowance for Credit Losses

	Year ended December 31,
(in millions)	2016	2015	2014	2013	2012
Balance, beginning of year	$12,512	13,169	14,971	17,477	19,668
Provision for credit losses	3,770	2,442	1,395	2,309	7,217
Interest income on certain impaired loans (1)	(205)	(198)	(211)	(264)	(315)
Loan charge-offs:
Commercial:
Commercial and industrial	(1,419)	(734)	(627)	(739)	(1,404)
Real estate mortgage	(27)	(59)	(66)	(190)	(382)
Real estate construction	(1)	(4)	(9)	(28)	(191)
Lease financing	(41)	(14)	(15)	(34)	(24)
Total commercial	(1,488)	(811)	(717)	(991)	(2,001)
Consumer:
Real estate 1-4 family first mortgage	(452)	(507)	(721)	(1,439)	(3,020)
Real estate 1-4 family junior lien mortgage	(495)	(635)	(864)	(1,579)	(3,437)
Credit card	(1,259)	(1,116)	(1,025)	(1,022)	(1,105)
Automobile	(845)	(742)	(729)	(625)	(651)
Other revolving credit and installment	(708)	(643)	(668)	(754)	(759)
Total consumer	(3,759)	(3,643)	(4,007)	(5,419)	(8,972)
Total loan charge-offs	(5,247)	(4,454)	(4,724)	(6,410)	(10,973)
Loan recoveries:
Commercial:
Commercial and industrial	263	252	369	396	472
Real estate mortgage	116	127	160	226	163
Real estate construction	38	37	136	137	124
Lease financing	11	8	8	17	20
Total commercial	428	424	673	776	779
Consumer:
Real estate 1-4 family first mortgage	373	245	212	246	157
Real estate 1-4 family junior lien mortgage	266	259	238	269	260
Credit card	207	175	161	127	188
Automobile	325	325	349	322	364
Other revolving credit and installment	128	134	146	161	191
Total consumer	1,299	1,138	1,106	1,125	1,160
Total loan recoveries	1,727	1,562	1,779	1,901	1,939
Net loan charge-offs	(3,520)	(2,892)	(2,945)	(4,509)	(9,034)
Other	(17)	(9)	(41)	(42)	(59)
Balance, end of year	$12,540	12,512	13,169	14,971	17,477
Components:
Allowance for loan losses	$11,419	11,545	12,319	14,502	17,060
Allowance for unfunded credit commitments	1,121	967	850	469	417
Allowance for credit losses	$12,540	12,512	13,169	14,971	17,477
Net loan charge-offs as a percentage of average total loans	0.37%	0.33	0.35	0.56	1.17
Allowance for loan losses as a percentage of total loans	1.18	1.26	1.43	1.76	2.13
Allowance for credit losses as a percentage of total loans	1.30	1.37	1.53	1.82	2.19

(1)
Certain impaired loans with an allowance calculated by discounting expected cash flows using the loan’s effective interest rate over the remaining life of the loan recognize changes in allowance attributable to the passage of time as interest income.

Loans and Allowance for Credit Losses, Allowance for Credit Losses by Portfolio Segment
Table 6.6 summarizes the activity in the allowance for credit losses by our commercial and consumer portfolio segments.

Table 6.6: Allowance Activity by Portfolio Segment

	Year ended December 31,
	2016			2015
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
Balance, beginning of year	$6,872	5,640	12,512	6,377	6,792	13,169
Provision for credit losses	1,644	2,126	3,770	908	1,534	2,442
Interest income on certain impaired loans	(45)	(160)	(205)	(17)	(181)	(198)

Loan charge-offs	(1,488)	(3,759)	(5,247)	(811)	(3,643)	(4,454)
Loan recoveries	428	1,299	1,727	424	1,138	1,562
Net loan charge-offs	(1,060)	(2,460)	(3,520)	(387)	(2,505)	(2,892)
Other	(17)	—	(17)	(9)	—	(9)
Balance, end of year	$7,394	5,146	12,540	6,872	5,640	12,512

Loans and Allowance for Credit Losses, by Impairment Methodology
Table 6.7 disaggregates our allowance for credit losses and recorded investment in loans by impairment methodology.

Table 6.7: Allowance by Impairment Methodology

	Allowance for credit losses			Recorded investment in loans
(in millions)	Commercial	Consumer	Total	Commercial	Consumer	Total
December 31, 2016
Collectively evaluated (1)	$6,392	3,553	9,945	500,487	428,009	928,496
Individually evaluated (2)	1,000	1,593	2,593	5,372	17,005	22,377
PCI (3)	2	—	2	677	16,054	16,731
Total	$7,394	5,146	12,540	506,536	461,068	967,604
December 31, 2015
Collectively evaluated (1)	$5,999	3,436	9,435	452,063	420,705	872,768
Individually evaluated (2)	872	2,204	3,076	3,808	20,012	23,820
PCI (3)	1	—	1	712	19,259	19,971
Total	$6,872	5,640	12,512	456,583	459,976	916,559

(1)
Represents loans collectively evaluated for impairment in accordance with Accounting Standards Codification (ASC) 450-20, Loss Contingencies (formerly FAS 5), and pursuant to amendments by ASU 2010-20 regarding allowance for non-impaired loans.

(2)	Represents loans individually evaluated for impairment in accordance with ASC 310-10, Receivables (formerly FAS 114), and pursuant to amendments by ASU 2010-20 regarding allowance for impaired loans.

(3)
Represents the allowance and related loan carrying value determined in accordance with ASC 310-30, Receivables – Loans and Debt Securities Acquired with Deteriorated Credit Quality (formerly SOP 3-3) and pursuant to amendments by ASU 2010-20 regarding allowance for PCI loans.

Loans by Credit Quality Indicator
Table 6.8 provides a breakdown of outstanding commercial loans by risk category. Of the $22.4 billion in criticized commercial and industrial loans and $5.8 billion in criticized commercial real estate (CRE) loans at December 31, 2016, $3.2 billion and $728 million, respectively, have been placed on nonaccrual status and written down to net realizable collateral value.
Table 6.8: Commercial Loans by Risk Category

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Lease financing	Total
December 31, 2016
By risk category:
Pass	$308,166	126,793	23,408	17,899	476,266
Criticized	22,437	5,315	451	1,390	29,593
Total commercial loans (excluding PCI)	330,603	132,108	23,859	19,289	505,859
Total commercial PCI loans (carrying value)	237	383	57	—	677
Total commercial loans	$330,840	132,491	23,916	19,289	506,536
December 31, 2015
By risk category:
Pass	$281,356	115,025	21,546	11,772	429,699
Criticized	18,458	6,593	526	595	26,172
Total commercial loans (excluding PCI)	299,814	121,618	22,072	12,367	455,871
Total commercial PCI loans (carrying value)	78	542	92	—	712
Total commercial loans	$299,892	122,160	22,164	12,367	456,583

Loans by Delinquency Status, Commercial
Table 6.9 provides past due information for commercial loans, which we monitor as part of our credit risk management practices.

Table 6.9: Commercial Loans by Delinquency Status

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Lease financing	Total
December 31, 2016
By delinquency status:
Current-29 days past due (DPD) and still accruing	$326,765	131,165	23,776	19,042	500,748
30-89 DPD and still accruing	594	222	40	132	988
90+ DPD and still accruing	28	36	—	—	64
Nonaccrual loans	3,216	685	43	115	4,059
Total commercial loans (excluding PCI)	330,603	132,108	23,859	19,289	505,859
Total commercial PCI loans (carrying value)	237	383	57	—	677
Total commercial loans	$330,840	132,491	23,916	19,289	506,536
December 31, 2015
By delinquency status:
Current-29 DPD and still accruing	$297,847	120,415	21,920	12,313	452,495
30-89 DPD and still accruing	507	221	82	28	838
90+ DPD and still accruing	97	13	4	—	114
Nonaccrual loans	1,363	969	66	26	2,424
Total commercial loans (excluding PCI)	299,814	121,618	22,072	12,367	455,871
Total commercial PCI loans (carrying value)	78	542	92	—	712
Total commercial loans	$299,892	122,160	22,164	12,367	456,583

Loans by Delinquency Status, Consumer
Table 6.10 provides the outstanding balances of our consumer portfolio by delinquency status.

Table 6.10: Consumer Loans by Delinquency Status

(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Credit card	Automobile	Other revolving credit and installment	Total
December 31, 2016
By delinquency status:
Current-29 DPD	$239,061	45,238	35,773	60,572	39,833	420,477
30-59 DPD	1,904	296	275	1,262	177	3,914
60-89 DPD	700	160	200	330	111	1,501
90-119 DPD	307	102	169	116	93	787
120-179 DPD	323	108	279	5	30	745
180+ DPD	1,661	297	4	1	22	1,985
Government insured/guaranteed loans (1)	15,605	—	—	—	—	15,605
Total consumer loans (excluding PCI)	259,561	46,201	36,700	62,286	40,266	445,014
Total consumer PCI loans (carrying value)	16,018	36	—	—	—	16,054
Total consumer loans	$275,579	46,237	36,700	62,286	40,266	461,068
December 31, 2015
By delinquency status:
Current-29 DPD	$225,195	51,778	33,208	58,503	38,690	407,374
30-59 DPD	2,072	325	257	1,121	175	3,950
60-89 DPD	821	184	177	253	107	1,542
90-119 DPD	402	110	150	84	86	832
120-179 DPD	460	145	246	4	21	876
180+ DPD	3,376	393	1	1	19	3,790
Government insured/guaranteed loans (1)	22,353	—	—	—	—	22,353
Total consumer loans (excluding PCI)	254,679	52,935	34,039	59,966	39,098	440,717
Total consumer PCI loans (carrying value)	19,190	69	—	—	—	19,259
Total consumer loans	$273,869	53,004	34,039	59,966	39,098	459,976

(1)
Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA. Loans insured/guaranteed by the FHA/VA and 90+ DPD totaled $10.1 billion at December 31, 2016, compared with $12.4 billion at December 31, 2015.

Loans by Loan to Value Ratio, Consumer
Table 6.12 shows the most updated LTV and CLTV distribution of the real estate 1-4 family first and junior lien mortgage loan portfolios. We consider the trends in residential real estate markets as we monitor credit risk and establish our allowance for credit losses. In the event of a default, any loss should be limited to the portion of the loan amount in excess of the net realizable value of the underlying real estate collateral value. Certain loans do not have an LTV or CLTV due to industry data availability and portfolios acquired from or serviced by other institutions.
Table 6.12: Consumer Loans by LTV/CLTV

	December 31, 2016			December 31, 2015
(in millions)	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total
By LTV/CLTV:
0-60%	$121,430	16,464	137,894	109,558	15,805	125,363
60.01-80%	101,726	15,262	116,988	92,005	16,579	108,584
80.01-100%	15,795	8,765	24,560	22,765	11,385	34,150
100.01-120% (1)	2,644	3,589	6,233	4,480	5,545	10,025
> 120% (1)	1,066	1,613	2,679	2,065	3,051	5,116
No LTV/CLTV available	1,295	508	1,803	1,453	570	2,023
Government insured/guaranteed loans (2)	15,605	—	15,605	22,353	—	22,353
Total consumer loans (excluding PCI)	259,561	46,201	305,762	254,679	52,935	307,614
Total consumer PCI loans (carrying value)	16,018	36	16,054	19,190	69	19,259
Total consumer loans	$275,579	46,237	321,816	273,869	53,004	326,873

(1)	Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.

(2)	Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

Nonaccrual Loans
Table 6.13 provides loans on nonaccrual status. PCI loans are excluded from this table because they continue to earn interest from accretable yield, independent of performance in accordance with their contractual terms.

Table 6.13: Nonaccrual Loans

	December 31,
(in millions)	2016	2015
Commercial:
Commercial and industrial	$3,216	1,363
Real estate mortgage	685	969
Real estate construction	43	66
Lease financing	115	26
Total commercial	4,059	2,424
Consumer:
Real estate 1-4 family first mortgage (1)	4,962	7,293
Real estate 1-4 family junior lien mortgage	1,206	1,495
Automobile	106	121
Other revolving credit and installment	51	49
Total consumer	6,325	8,958
Total nonaccrual loans (excluding PCI)	$10,384	11,382

(1)	Includes MHFS of $149 million and $177 million at December 31, 2016 and 2015, respectively.

90 days or More Past Due and Still Accruing Loans
Table 6.14 shows non-PCI loans 90 days or more past due and still accruing by class for loans not government insured/guaranteed.

Table 6.14: Loans 90 Days or More Past Due and Still Accruing

	Dec 31,	Dec 31,
(in millions)	2016	2015
Total (excluding PCI):	$11,858	14,380
Less: FHA insured/guaranteed by the VA (1)(2)	10,883	13,373
Less: Student loans guaranteed under the FFELP (3)	3	26
Total, not government insured/guaranteed	$972	981
By segment and class, not government insured/guaranteed:
Commercial:
Commercial and industrial	$28	97
Real estate mortgage	36	13
Real estate construction	—	4
Total commercial	64	114
Consumer:
Real estate 1-4 family first mortgage (2)	175	224
Real estate 1-4 family junior lien mortgage (2)	56	65
Credit card	452	397
Automobile	112	79
Other revolving credit and installment	113	102
Total consumer	908	867
Total, not government insured/guaranteed	$972	981

(1)	Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

(2)	Includes mortgage loans held for sale 90 days or more past due and still accruing.

(3)	Represents loans whose repayments are largely guaranteed by agencies on behalf of the U.S. Department of Education under the FFELP.

Impaired Loans
Table 6.15 summarizes key information for impaired loans. Our impaired loans predominantly include loans on nonaccrual status in the commercial portfolio segment and loans modified in a TDR, whether on accrual or nonaccrual status. These impaired loans generally have estimated losses which are included in the allowance for credit losses. We have impaired loans with no allowance for credit losses when loss content has been previously recognized through charge-offs and we do not anticipate additional charge-offs or losses, or certain loans are currently performing in accordance with their terms and for which no loss has been estimated. Impaired loans exclude PCI loans. Table 6.15 includes trial modifications that totaled $299 million at December 31, 2016, and $402 million at December 31, 2015.
For additional information on our impaired loans and allowance for credit losses, see Note 1 (Summary of Significant Accounting Policies).

Table 6.15: Impaired Loans Summary

		Recorded investment
(in millions)	Unpaid principal balance (1)	Impaired loans	Impaired loans with related allowance for credit losses	Related allowance for credit losses
December 31, 2016
Commercial:
Commercial and industrial	$5,058	3,742	3,418	675
Real estate mortgage	1,777	1,418	1,396	280
Real estate construction	167	93	93	22
Lease financing	146	119	119	23
Total commercial	7,148	5,372	5,026	1,000
Consumer:
Real estate 1-4 family first mortgage	16,438	14,362	9,475	1,117
Real estate 1-4 family junior lien mortgage	2,399	2,156	1,681	350
Credit card	300	300	300	104
Automobile	153	85	31	5
Other revolving credit and installment	109	102	91	17
Total consumer (2)	19,399	17,005	11,578	1,593
Total impaired loans (excluding PCI)	$26,547	22,377	16,604	2,593
December 31, 2015
Commercial:
Commercial and industrial	$2,746	1,835	1,648	435
Real estate mortgage	2,369	1,815	1,773	405
Real estate construction	262	131	112	23
Lease financing	38	27	27	9
Total commercial	5,415	3,808	3,560	872
Consumer:
Real estate 1-4 family first mortgage	19,626	17,121	11,057	1,643
Real estate 1-4 family junior lien mortgage	2,704	2,408	1,859	447
Credit card	299	299	299	94
Automobile	173	105	41	5
Other revolving credit and installment	86	79	71	15
Total consumer (2)	22,888	20,012	13,327	2,204
Total impaired loans (excluding PCI)	$28,303	23,820	16,887	3,076

(1)	Excludes the unpaid principal balance for loans that have been fully charged off or otherwise have zero recorded investment.

(2)
Includes the recorded investment of $1.5 billion and $1.8 billion at December 31, 2016 and 2015, respectively, of government insured/guaranteed loans that are predominantly insured by the FHA or guaranteed by the VA and generally do not have an allowance. Impaired loans may also have limited, if any, allowance when the recorded investment of the loan approximates estimated net realizable value as a result of charge-offs prior to a TDR modification.

Impaired Loans, Average Recorded Investment and Interest Income
Table 6.16 provides the average recorded investment in impaired loans and the amount of interest income recognized on impaired loans by portfolio segment and class.

Table 6.16: Average Recorded Investment in Impaired Loans

	Year ended December 31,
	2016		2015		2014
(in millions)	Average recorded investment	Recognized interest income	Average recorded investment	Recognized interest income	Average recorded investment	Recognized interest income
Commercial:
Commercial and industrial	$3,408	101	1,240	80	1,089	77
Real estate mortgage	1,636	128	2,128	140	2,924	150
Real estate construction	115	11	246	25	457	39
Lease financing	88	—	26	—	28	—
Total commercial	5,247	240	3,640	245	4,498	266
Consumer:
Real estate 1-4 family first mortgage	15,857	828	17,924	921	19,086	934
Real estate 1-4 family junior lien mortgage	2,294	132	2,480	137	2,547	142
Credit card	295	34	317	39	381	46
Automobile	93	11	115	13	154	18
Other revolving credit and installment	89	6	61	5	39	4
Total consumer	18,628	1,011	20,897	1,115	22,207	1,144
Total impaired loans (excluding PCI)	$23,875	1,251	24,537	1,360	26,705	1,410

Interest income:
Cash basis of accounting	$353	412	435
Other (1)	898	948	975
Total interest income	$1,251	1,360	1,410

(1)
Includes interest recognized on accruing TDRs, interest recognized related to certain impaired loans which have an allowance calculated using discounting, and amortization of purchase accounting adjustments related to certain impaired loans.

Troubled Debt Restructurings, Modification by Type
Table 6.17 summarizes our TDR modifications for the periods presented by primary modification type and includes the financial effects of these modifications. For those loans that modify more than once, the table reflects each modification that occurred during the period. Loans that both modify and pay off within the period, as well as changes in recorded investment during the period for loans modified in prior periods, are not included in the table.
Table 6.17: TDR Modifications

	Primary modification type (1)				Financial effects of modifications
(in millions)	Principal (2)	Interest rate reduction	Other concessions (3)	Total	Charge- offs (4)	Weighted average interest rate reduction	Recorded investment related to interest rate reduction (5)
Year ended December 31, 2016
Commercial:
Commercial and industrial	$42	130	3,154	3,326	360	1.91	$130
Real estate mortgage	2	105	560	667	1	1.15	105
Real estate construction	—	27	72	99	—	1.02	27
Lease financing	—	—	8	8	—	—	—
Total commercial	44	262	3,794	4,100	361	1.51	262
Consumer:
Real estate 1-4 family first mortgage	338	288	1,411	2,037	49	2.69	507
Real estate 1-4 family junior lien mortgage	23	109	106	238	37	3.07	130
Credit card	—	180	—	180	—	12.09	180
Automobile	2	16	57	75	36	6.07	16
Other revolving credit and installment	1	33	10	44	2	6.83	33
Trial modifications (6)	—	—	44	44	—	—	—
Total consumer	364	626	1,628	2,618	124	4.92	866
Total	$408	888	5,422	6,718	485	4.13%	$1,128
Year ended December 31, 2015
Commercial:
Commercial and industrial	$10	33	1,806	1,849	62	1.11%	$33
Real estate mortgage	14	133	904	1,051	1	1.47	133
Real estate construction	11	15	72	98	—	0.95	15
Lease financing	—	—	—	—	—	—	—
Total commercial	35	181	2,782	2,998	63	1.36	181
Consumer:
Real estate 1-4 family first mortgage	400	339	1,892	2,631	53	2.50	656
Real estate 1-4 family junior lien mortgage	34	99	172	305	43	3.09	127
Credit card	—	166	—	166	—	11.44	166
Automobile	1	5	87	93	38	8.28	5
Other revolving credit and installment	—	27	8	35	1	5.94	27
Trial modifications (6)	—	—	44	44	—	—	—
Total consumer	435	636	2,203	3,274	135	4.21	981
Total	$470	817	4,985	6,272	198	3.77%	$1,162
Year ended December 31, 2014
Commercial:
Commercial and industrial	$4	51	914	969	36	1.53%	$51
Real estate mortgage	7	182	929	1,118	—	1.21	182
Real estate construction	—	10	270	280	—	2.12	10
Lease financing	—	—	—	—	—	—	—
Total commercial	11	243	2,113	2,367	36	1.32	243
Consumer:
Real estate 1-4 family first mortgage	571	401	2,690	3,662	92	2.50	833
Real estate 1-4 family junior lien mortgage	50	114	246	410	64	3.27	157
Credit card	—	155	—	155	—	11.40	155
Automobile	2	5	85	92	36	8.56	5
Other revolving credit and installment	—	12	16	28	—	5.26	12
Trial modifications (6)	—	—	(74)	(74)	—	—	—
Total consumer	623	687	2,963	4,273	192	3.84	1,162
Total	$634	930	5,076	6,640	228	3.41%	$1,405

(1)
Amounts represent the recorded investment in loans after recognizing the effects of the TDR, if any. TDRs may have multiple types of concessions, but are presented only once in the first modification type based on the order presented in the table above. The reported amounts include loans remodified of $1.6 billion, $2.1 billion and $2.1 billion, for the years ended December 31, 2016, 2015, and 2014, respectively.

(2)
Principal modifications include principal forgiveness at the time of the modification, contingent principal forgiveness granted over the life of the loan based on borrower performance, and principal that has been legally separated and deferred to the end of the loan, with a zero percent contractual interest rate.

(3)
Other concessions include loans discharged in bankruptcy, loan renewals, term extensions and other interest and noninterest adjustments, but exclude modifications that also forgive principal and/or reduce the contractual interest rate.

(4)
Charge-offs include write-downs of the investment in the loan in the period it is contractually modified. The amount of charge-off will differ from the modification terms if the loan has been charged down prior to the modification based on our policies. In addition, there may be cases where we have a charge-off/down with no legal principal modification. Modifications resulted in legally forgiving principal (actual, contingent or deferred) of $67 million, $100 million and $149 million for the years ended December 31, 2016, 2015, and 2014, respectively.

(5)
Reflects the effect of reduced interest rates on loans with an interest rate concession as one of their concession types, which includes loans reported as a principal primary modification type that also have an interest rate concession.

(6)
Trial modifications are granted a delay in payments due under the original terms during the trial payment period. However, these loans continue to advance through delinquency status and accrue interest according to their original terms. Any subsequent permanent modification generally includes interest rate related concessions; however, the exact concession type and resulting financial effect are usually not known until the loan is permanently modified. Trial modifications for the period are presented net of previously reported trial modifications that became permanent in the current period.

Troubled Debt Restructuring, Current Defaults
Table 6.18 summarizes permanent modification TDRs that have defaulted in the current period within 12 months of their permanent modification date. We are reporting these defaulted TDRs based on a payment default definition of 90 days past due for the commercial portfolio segment and 60 days past due for the consumer portfolio segment.

Table 6.18: Defaulted TDRs

	Recorded investment of defaults
	Year ended December 31,
(in millions)	2016	2015	2014
Commercial:
Commercial and industrial	$124	66	62
Real estate mortgage	66	104	117
Real estate construction	3	4	4
Total commercial	193	174	183
Consumer:
Real estate 1-4 family first mortgage	138	187	334
Real estate 1-4 family junior lien mortgage	20	17	29
Credit card	56	52	51
Automobile	13	13	14
Other revolving credit and installment	4	3	2
Total consumer	231	272	430
Total	$424	446	613

Loans by FICO Score, Consumer
Table 6.11 provides a breakdown of our consumer portfolio by FICO. Most of the scored consumer portfolio has an updated FICO of 680 and above, reflecting a strong current borrower credit profile. FICO is not available for certain loan types, or may not be required if we deem it unnecessary due to strong collateral and other borrower attributes. Substantially all loans not requiring a FICO score are security-based loans originated through retail brokerage, and totaled $8.0 billion at December 31, 2016, and $7.0 billion at December 31, 2015.
Table 6.11: Consumer Loans by FICO

(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Credit card	Automobile	Other revolving credit and installment	Total
December 31, 2016
By FICO:
< 600	$6,720	2,591	3,475	9,934	976	23,696
600-639	5,400	1,917	3,109	6,705	1,056	18,187
640-679	10,975	3,747	5,678	10,204	2,333	32,937
680-719	23,300	6,432	7,382	11,233	4,302	52,649
720-759	38,832	9,413	7,632	8,769	5,869	70,515
760-799	103,608	14,929	6,191	8,164	8,348	141,240
800+	49,508	6,391	2,868	6,856	6,434	72,057
No FICO available	5,613	781	365	421	2,906	10,086
FICO not required	—	—	—	—	8,042	8,042
Government insured/guaranteed loans (1)	15,605	—	—	—	—	15,605
Total consumer loans (excluding PCI)	259,561	46,201	36,700	62,286	40,266	445,014
Total consumer PCI loans (carrying value)	16,018	36	—	—	—	16,054
Total consumer loans	$275,579	46,237	36,700	62,286	40,266	461,068
December 31, 2015
By FICO:
< 600	$8,716	3,025	2,927	9,260	965	24,893
600-639	6,961	2,367	2,875	6,619	1,086	19,908
640-679	13,006	4,613	5,354	10,014	2,416	35,403
680-719	24,460	7,863	6,857	10,947	4,388	54,515
720-759	38,309	10,966	7,017	8,279	6,010	70,581
760-799	92,975	16,369	5,693	7,761	8,351	131,149
800+	44,452	6,895	3,090	6,654	6,510	67,601
No FICO available	3,447	837	226	432	2,395	7,337
FICO not required	—	—	—	—	6,977	6,977
Government insured/guaranteed loans (1)	22,353	—	—	—	—	22,353
Total consumer loans (excluding PCI)	254,679	52,935	34,039	59,966	39,098	440,717
Total consumer PCI loans (carrying value)	19,190	69	—	—	—	19,259
Total consumer loans	$273,869	53,004	34,039	59,966	39,098	459,976

(1)	Represents loans whose repayments are predominantly insured by the FHA or guaranteed by the VA.

Purchased Credit Impaired Loans, Loans Outstanding
Table 6.19 presents PCI loans net of any remaining purchase accounting adjustments. Commercial and industrial PCI loans at December 31, 2016, included $172 million from the GE Capital business acquisitions. Real estate 1-4 family first mortgage PCI loans are predominantly Pick-a-Pay loans.

Table 6.19: PCI Loans

	Dec 31,	Dec 31,
(in millions)	2016	2015
Commercial:
Commercial and industrial	$237	78
Real estate mortgage	383	542
Real estate construction	57	92
Total commercial	677	712
Consumer:
Real estate 1-4 family first mortgage	16,018	19,190
Real estate 1-4 family junior lien mortgage	36	69
Total consumer	16,054	19,259
Total PCI loans (carrying value)	$16,731	19,971
Total PCI loans (unpaid principal balance)	$24,136	28,278

Purchased Credit Impaired Loans, Accretable Yield
The change in the accretable yield related to PCI loans since the merger with Wachovia is presented in Table 6.20. Changes during third quarter 2016 reflected an expectation, as a result of our quarterly evaluation of PCI cash flows, that prepayment of modified Pick-a-Pay loans will significantly increase over their estimated weighted-average life and that expected loss has decreased as a result of reduced loan to value ratios and sustained higher housing prices.

Table 6.20: Change in Accretable Yield

(in millions)	2016	2015	2014	2009-2013
Total, beginning of period	$16,301	17,790	17,392	10,447
Addition of accretable yield due to acquisitions	27	—	—	132
Accretion into interest income (1)	(1,365)	(1,429)	(1,599)	(11,184)
Accretion into noninterest income due to sales (2)	(9)	(28)	(37)	(393)
Reclassification from nonaccretable difference for loans with improving credit-related cash flows	1,221	1,166	2,243	6,325
Changes in expected cash flows that do not affect nonaccretable difference (3)	(4,959)	(1,198)	(209)	12,065
Total, end of period	$11,216	16,301	17,790	17,392

(1)	Includes accretable yield released as a result of settlements with borrowers, which is included in interest income.

(2)	Includes accretable yield released as a result of sales to third parties, which is included in noninterest income.

(3)
Represents changes in cash flows expected to be collected due to the impact of modifications, changes in prepayment assumptions, changes in interest rates on variable rate PCI loans and sales to third parties.

Purchased Credit Impaired Loans by Credit Quality Indicator
Table 6.21 provides a breakdown of commercial PCI loans by risk category.

Table 6.21: Commercial PCI Loans by Risk Category

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Total
December 31, 2016
By risk category:
Pass	$92	263	47	402
Criticized	145	120	10	275
Total commercial PCI loans	$237	383	57	677
December 31, 2015
By risk category:
Pass	$35	298	68	401
Criticized	43	244	24	311
Total commercial PCI loans	$78	542	92	712

Purchased Credit Impaired Loans by Delinquency Status, Commercial
Table 6.22 provides past due information for commercial PCI loans.

Table 6.22: Commercial PCI Loans by Delinquency Status

(in millions)	Commercial and industrial	Real estate mortgage	Real estate construction	Total
December 31, 2016
By delinquency status:
Current-29 DPD and still accruing	$235	353	48	636
30-89 DPD and still accruing	2	10	—	12
90+ DPD and still accruing	—	20	9	29
Total commercial PCI loans	$237	383	57	677
December 31, 2015
By delinquency status:
Current-29 DPD and still accruing	$78	510	90	678
30-89 DPD and still accruing	—	2	—	2
90+ DPD and still accruing	—	30	2	32
Total commercial PCI loans	$78	542	92	712

Purchased Credit Impaired Loans by Delinquency Status, Consumer
Table 6.23 provides the delinquency status of consumer PCI loans.

Table 6.23: Consumer PCI Loans by Delinquency Status

	December 31, 2016			December 31, 2015
(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total
By delinquency status:
Current-29 DPD and still accruing	$16,095	171	16,266	18,086	202	18,288
30-59 DPD and still accruing	1,488	7	1,495	1,686	7	1,693
60-89 DPD and still accruing	668	2	670	716	3	719
90-119 DPD and still accruing	233	2	235	293	2	295
120-179 DPD and still accruing	238	2	240	319	3	322
180+ DPD and still accruing	2,081	8	2,089	3,035	12	3,047
Total consumer PCI loans (adjusted unpaid principal balance)	$20,803	192	20,995	24,135	229	24,364
Total consumer PCI loans (carrying value)	$16,018	36	16,054	19,190	69	19,259

Purchased Credit Impaired Loans by FICO Score, Consumer
Table 6.24 provides FICO scores for consumer PCI loans.

Table 6.24: Consumer PCI Loans by FICO

	December 31, 2016			December 31, 2015
(in millions)	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total	Real estate 1-4 family first mortgage	Real estate 1-4 family junior lien mortgage	Total
By FICO:
< 600	$4,292	46	4,338	5,737	52	5,789
600-639	3,001	26	3,027	4,754	38	4,792
640-679	3,972	35	4,007	6,208	48	6,256
680-719	3,170	37	3,207	4,283	43	4,326
720-759	1,767	24	1,791	1,914	24	1,938
760-799	962	15	977	910	13	923
800+	254	4	258	241	3	244
No FICO available	3,385	5	3,390	88	8	96
Total consumer PCI loans (adjusted unpaid principal balance)	$20,803	192	20,995	24,135	229	24,364
Total consumer PCI loans (carrying value)	$16,018	36	16,054	19,190	69	19,259

Purchased Credit Impaired Loans by Loan to Value Ratio, Consumer
Table 6.25 shows the distribution of consumer PCI loans by LTV for real estate 1-4 family first mortgages and by CLTV for real estate 1-4 family junior lien mortgages.

Table 6.25: Consumer PCI Loans by LTV/CLTV

	December 31, 2016			December 31, 2015
(in millions)	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total	Real estate 1-4 family first mortgage by LTV	Real estate 1-4 family junior lien mortgage by CLTV	Total
By LTV/CLTV:
0-60%	$7,513	38	7,551	5,437	32	5,469
60.01-80%	9,000	76	9,076	10,036	65	10,101
80.01-100%	3,458	54	3,512	6,299	80	6,379
100.01-120% (1)	669	18	687	1,779	36	1,815
> 120% (1)	161	5	166	579	15	594
No LTV/CLTV available	2	1	3	5	1	6
Total consumer PCI loans (adjusted unpaid principal balance)	$20,803	192	20,995	24,135	229	24,364
Total consumer PCI loans (carrying value)	$16,018	36	16,054	19,190	69	19,259

(1)	Reflects total loan balances with LTV/CLTV amounts in excess of 100%. In the event of default, the loss content would generally be limited to only the amount in excess of 100% LTV/CLTV.